Corgi Aerospace & Commercial Aviation ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Aerospace Product and Parts Manufacturing - 36.8% (a)
AAR Corp. (b)	100	$ 14,293
Boeing Co. (b)	260	56,282
Ducommun, Inc. (b)	50	9,260
Embraer SA - ADR	290	18,502
General Dynamics Corp.	200	70,848
HEICO Corp.	70	24,933
Hexcel Corp.	160	16,010
Joby Aviation, Inc. (b)	1,470	13,112
Loar Holdings, Inc. (b)	160	12,898
Lockheed Martin Corp.	120	61,135
RTX Corp.	660	125,222
Textron, Inc.	260	23,850
TransDigm Group, Inc.	40	53,282
Woodward, Inc.	80	34,035
		533,662

Alumina and Aluminum Production and Processing - 4.8%
Howmet Aerospace, Inc.	260	69,904

Commercial and Industrial Machinery and Equipment Rental and Leasing - 4.4%
AerCap Holdings NV	200	29,156
FTAI Aviation Ltd.	130	35,169
		64,325

Couriers and Express Delivery Services - 7.1%
FedEx Corp.	150	46,969
United Parcel Service, Inc. - Class B	520	55,900
		102,869

Engine, Turbine, and Power Transmission Equipment Manufacturing - 11.4%
General Electric Co.	440	164,441

Industrial Services - 0.8%
Fedex Freight Holding Co., Inc. (b)	75	11,325

Iron and Steel Mills and Ferroalloy Manufacturing - 2.6%
Carpenter Technology Corp.	60	37,010

Management of Companies and Enterprises - 1.3%
Grupo Aeroportuario del Sureste SAB de CV - ADR	60	18,402

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 5.3%
Moog, Inc. - Class A	50	21,192
Northrop Grumman Corp.	110	56,024
		77,216

Other Electrical Equipment and Component Manufacturing - 0.8%
CAE, Inc. (b)	460	11,528

Scheduled Air Transportation - 17.9%

Alaska Air Group, Inc. (b)	270		14,094
Allegiant Travel Co. (b)	80		9,408
American Airlines Group, Inc. (b)	1,230		22,226
Copa Holdings SA - Class A	80		12,446
Delta Air Lines, Inc.	600		56,196
Frontier Group Holdings, Inc. (b)	810		6,407
JetBlue Airways Corp. (b)	1,220		6,991
Ryanair Holdings PLC - ADR	590		38,202
SkyWest, Inc. (b)	120		11,920
Southwest Airlines Co.	640		32,909
United Airlines Holdings, Inc. (b)	360		48,956
			259,755

Steel Product Manufacturing from Purchased Steel - 2.3%
ATI, Inc. (b)	170		33,507

Support Activities for Air Transportation - 1.4%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	80		20,253
TOTAL COMMON STOCKS (Cost $1,257,853)			1,404,197

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	44,254		44,254
TOTAL MONEY MARKET FUNDS (Cost $44,254)			44,254

TOTAL INVESTMENTS - 100.0% (Cost $1,302,107)			1,448,451
Other Assets in Excess of Liabilities - 0.0% (d)		0.00002	31
TOTAL NET ASSETS - 100.0%			$ 1,448,482

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Aerospace & Commercial Aviation ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,404,197	$ –	$ –	$ 1,404,197
Money Market Funds	44,254	–	–	44,254
Total Investments	$ 1,448,451	$ –	$ –	$ 1,448,451

Refer to the Schedule of Investments for further disaggregation of investment categories.